Note 12 - Stock Compensation Plans (Details) - Status of Shares under the RRP and Stock Incentive Plan (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Note 12 - Stock Compensation Plans (Details) - Status of Shares under the RRP and Stock Incentive Plan [Line Items]
Unvested at the beginning of the year	26,500	8,894
Unvested at the beginning of the year	$ 16.11	$ 9.05
Granted		26,150
Granted		$ 16.20
Vested	(5,517)	(8,544)
Vested	$ 15.83	$ 9.05
Unvested at the end of the year	20,983	26,500
Unvested at the end of the year	$ 16.18	$ 16.11